Leases - Summary of Information related to operating leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Assets
Operating Lease, Right-of-Use Asset	¥ 82,488	$ 12,642	¥ 155,525
Liabilities
Operating lease liabilities, current	31,845	4,880	37,009
Operating lease liabilities, non-current	¥ 56,903	$ 8,721	¥ 117,124
Weighted average remaining lease term (years)	3 years 2 months 12 days	3 years 2 months 12 days	3 years 11 months 19 days
Weighted average discount rate	5.70%	5.70%	5.70%